Issued capital	6 Months Ended
Dec. 31, 2023
Issued capital [Abstract]
Issued capital
Note 13. Issued capital

	Consolidated
	31 Dec 2023	30 Jun 2023	31 Dec 2023	30 Jun 2023
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid and unrestricted	82,419,050	64,747,477	1,038,846	965,857

Movements in ordinary share capital

Details	Date	Shares	$'000

Opening balance as at	1 July 2023	64,747,477	965,857
Shares issued under Committed Equity Facility		12,887,814	51,417
Shares issued under the ATM Facility		4,679,200	24,254
Share based payment - vested shares		104,559	117
Capital raise costs		-	(2,801)

Closing balance as at	31 December 2023	82,419,050	1,038,846

At-the-market Facility
On 13 September 2023, Iris Energy Limited entered into an At-the-market Sales Agreement with B. Riley Securities, Inc., Cantor Fitzgerald & Co. and Compass Point Research & Trading, LLC, pursuant to which Iris Energy Limited has the option, but not the obligation, to sell up to $300,000,000 of its ordinary shares through or to the Brokers, for a period of up to 36 months (“the ATM Facility”). During the period 4,679,200 ordinary shares were issued under the ATM Facility raising gross proceeds of approximately $24,253,962.

Committed Equity Facility
On 23 September 2022, Iris Energy Limited entered into a share purchase agreement with B. Riley Principal Capital II, LLC (“B. Riley”) to establish a committed equity facility (“ELOC”), pursuant to which Iris Energy Limited may, at its option, sell up to US$100 million of ordinary shares to B. Riley over a two-year period. A resale registration statement relating to shares sold to B. Riley under the ELOC was declared effective by the SEC on 26 January 2023. During the period 12,887,814 shares were issued under the facility raising gross proceeds of $51,417,000.
Loan-funded shares
As at 31 December 2023, there are 1,954,049 (30 June 2023: 1,954,049) restricted ordinary shares issued to management under the Employee Share Plan as well as certain non-employee founders of Podtech Innovation Inc. The total number of ordinary shares outstanding (including the loan funded shares) is 84,373,099 as at 31 December 2023 (30 June 2023: 66,701,526).